Document and Entity Information	Apr. 12, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001495825
Document Type	8-K
Document Period End Date	Apr. 12, 2023
Entity Registrant Name	Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
Entity Incorporation State Country Code	DE
Entity File Number	811-22437
Entity Tax Identification Number	27-3396957
Entity Address, Address Line One	227 West Monroe Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	827-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Shares of Beneficial Interest, $0.01 par value
Trading Symbol	GBAB
Security Exchange Name	NYSE